UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Bond Fund
Class A / CNDAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject
to change, including
daily
.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund
Advisor Class / CNDRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, ho ldi
ngs, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund
Institutional Class / UMMGX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 26	0.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund
net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same
methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund
Institutional 2 Class / CNFRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 in vestm ent
Institutional 2 Class	$ 23	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund
Institutional 3 Class / CBFYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more
information
by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.40% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject
to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Bond Fund
Class S / UMMDX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Bond Fund (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 4 (a)	0.51% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 920,550,564
Total number of portfolio holdings	398
Portfolio turnover for the reporting period	121%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 11/14/2054 3.000%	3.6%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.000%	3.2%
Uniform Mortgage-Backed Security TBA 11/14/2054 6.000%	3.0%
Uniform Mortgage-Backed Security TBA 11/14/2054 4.500%	1.8%
Federal National Mortgage Association 08/01/2052 4.000%	1.8%
Federal National Mortgage Association 09/01/2053 5.000%	1.4%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.3%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.3%
RR 1 LLC 07/15/2035 6.518%	1.1%
AbbVie, Inc. 03/15/2029 4.800%	1.1%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Bond Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Bond Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 23.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	2,911,901	2,925,586
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	2,750,000	2,770,275
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	669,960	673,950
Series 2024-2A Class A
02/20/2029	6.060%	3,850,000	3,853,967
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	2,000,000	2,005,928
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,908,595
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,765,533
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	298,694	298,628
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	1,534,916	1,537,119
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.697%	2,489,662	2,491,233
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	5.778%	5,986,306	5,986,306
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.019%	4,300,000	4,307,151
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	1,848,704	1,854,126
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	2,000,000	1,997,319
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.451%	1,800,000	1,801,602
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	1,790,000	1,797,077
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.730%	1,250,000	1,250,216
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	1,823,293	1,827,405
Series 2016-45A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	6,300,679	6,312,518
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	1,294,263	1,296,146
Subordinated Series 2021-3A Class C
05/17/2027	0.870%	155,083	154,834
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	985,740	983,073
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,869,343
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	2,409,859	2,411,431
Series 2024-3A Class A3
12/15/2027	5.650%	3,500,000	3,526,394
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	800,000	801,962
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	3,600,000	3,595,015
Flagship Credit Auto Trust(a),(c)
Series 2024-3 Class A
11/15/2028	4.880%	2,400,000	2,399,359
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	2,263,957	2,282,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-4A Class A2
12/17/2029	4.430%	3,750,000	3,727,760
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A1
10/27/2025	5.067%	2,400,000	2,400,507
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	2,550,000	2,543,361
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.167%	5,000,000	5,006,100
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.229%	3,700,000	3,700,237
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	18,302	18,309
Series 2023-3A Class A
09/15/2033	6.490%	255,986	256,182
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	2,128,572	2,143,369
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.279%	1,820,000	1,821,833
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.869%	1,603,253	1,606,059
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.343%	4,000,000	4,010,872
Oportun Funding Trust(a),(d),(e)
Series 2024-3 Class A
08/15/2029	5.260%	2,200,000	2,199,900
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	4,836,481	4,675,594
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	5,625,000	5,617,225
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a),(c)
Series 2024-10 Class A
06/15/2032	5.104%	4,000,000	4,000,000
Subordinated Series 2024-10 Class B
06/15/2032	5.505%	4,000,000	4,000,000
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,899,255	2,926,381
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	4,050,000	4,049,590
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	2,750,000	2,736,344
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	3,408,584	3,431,453
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,949,576	1,964,452
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	1,847,416	1,857,815
Series 2023-5 Class A
04/15/2031	7.179%	422,257	422,753
Series 2023-6 Class A
06/16/2031	7.128%	920,258	921,614
Series 2024-2 Class A
08/15/2031	6.319%	2,333,559	2,361,186
Series 2024-3 Class A
10/15/2031	6.258%	1,156,067	1,168,205
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	3,081,492	3,058,497
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,235,541
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	1,249,989	1,279,898
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	4,048,962	4,080,340
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	3,010,912	3,029,343
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	1,599,404	1,641,099
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	6,300,000	6,325,289
Pagaya AI Debt Trust(a),(f)
Subordinated Series 2023-7 Class AB
07/15/2031	7.454%	1,688,191	1,697,685
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	2,800,000	2,802,800
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,800,000	1,820,161
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	2,170,776	2,181,152
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,613,693
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	2,751,577	2,794,804
Research-Driven Pagaya Motor Asset Trust(a),(c)
Series 2024-3A Class A
03/25/2033	5.281%	2,750,000	2,750,000
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	820,605	799,033
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,892,625	1,910,326
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	6.518%	10,000,000	9,999,680
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.008%	840,567	840,971
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	1,690,114	1,693,890
Series 2024-5 Class A2
09/15/2027	4.880%	1,600,000	1,600,854
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	522,087	522,439
Series 2022-3A Class A
04/15/2029	7.600%	1,223,425	1,233,008
Series 2023-1A Class A
04/15/2029	7.580%	647,924	653,113
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	144,132	142,130
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST10 Class A
01/20/2030	2.250%	565,966	562,716
Series 2021-ST6 Class A
08/20/2027	1.850%	264,897	262,176
Series 2021-ST9 Class A
11/20/2029	1.700%	60,729	60,537
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	169,668	169,901
Series 2023-2 Class A
06/20/2033	6.770%	758,934	761,777
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	1,398,346	1,389,065
Upstart Securitization Trust(a),(c)
Series 2024-1 Class A
11/20/2034	5.330%	2,150,000	2,149,838
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	703,332	695,741
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,814,200
Series 2024-3A Class A2A
09/15/2027	4.820%	2,350,000	2,349,677
Total Asset-Backed Securities — Non-Agency (Cost $213,606,396)			214,173,046

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	966,477
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,010,194)			966,477

Commercial Mortgage-Backed Securities - Non-Agency 4.8%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,317,276
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	5.739%	79,212	79,037
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,722,772
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	4,505,170	4,352,676
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,606,860
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	413,801
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month Term SOFR + 1.514% Floor 1.400% 01/17/2038	6.319%	1,999,908	1,997,492
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,117,513
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,519,623	4,240,736
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	6.418%	5,000,000	4,638,576
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,978,397	2,717,853
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,854,389
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.069%	2,350,000	2,253,026
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,679,649
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.101%	900,000	886,044
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.176%	800,000	462,079
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,210,947)			44,339,779

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	20
Total Consumer Staples		20
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	100
Total Energy		100
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,495
Total Financials		2,495
Total Common Stocks (Cost $—)		2,615

Corporate Bonds & Notes 20.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,006,336
Boeing Co. (The)
08/01/2059	3.950%	2,971,000	1,990,568
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,148,923
07/31/2033	5.400%	686,000	695,646
Lockheed Martin Corp.
08/15/2034	4.800%	604,000	596,862
Northrop Grumman Corp.
02/01/2029	4.600%	2,608,000	2,594,801
Raytheon Technologies Corp.
03/15/2027	3.500%	2,982,000	2,905,637
03/15/2032	2.375%	2,441,000	2,049,604
Total			16,988,377
Banking 5.2%
Bank of America Corp.(h)
10/24/2031	1.922%	2,300,000	1,926,464
07/21/2032	2.299%	357,000	300,125
10/20/2032	2.572%	5,507,000	4,679,039
02/04/2033	2.972%	5,600,000	4,860,873
Subordinated
09/21/2036	2.482%	179,000	146,703
Citigroup, Inc.(h)
01/25/2033	3.057%	3,676,000	3,196,312
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
10/23/2030	4.692%	2,995,000	2,957,726
07/21/2032	2.383%	510,000	430,007
10/21/2032	2.650%	1,630,000	1,389,918
HSBC Holdings PLC(h)
05/24/2032	2.804%	2,558,000	2,205,195
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	8,950,000	8,975,693
10/22/2030	4.603%	1,600,000	1,578,411
11/08/2032	2.545%	1,377,000	1,174,562
Morgan Stanley(h)
10/18/2030	4.654%	5,201,000	5,132,110
Subordinated
09/16/2036	2.484%	1,970,000	1,605,589
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	418,000	464,499
Royal Bank of Canada(h)
10/18/2030	4.650%	2,118,000	2,096,911
US Bancorp(h)
06/12/2034	5.836%	830,000	857,814
Wells Fargo & Co.(h)
10/30/2030	2.879%	830,000	752,539
07/25/2034	5.557%	2,617,000	2,662,543
Total			47,393,033
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	497,752
12/01/2061	4.400%	3,550,000	2,359,855
06/30/2062	3.950%	1,301,000	786,899
Comcast Corp.
03/01/2026	3.150%	937,000	919,725
Total			4,564,231
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,201,137
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,755,131
Total			2,956,268
Electric 1.1%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	964,221
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,382,538
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,275,701
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edison International
11/15/2028	5.250%	1,658,000	1,670,218
FirstEnergy Corp.
03/01/2050	3.400%	532,000	373,241
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,680,000	3,229,750
Total			9,895,669
Food and Beverage 1.9%
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	3,049,148
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,500,000	3,476,335
Campbell Soup Co.
03/23/2035	4.750%	3,680,000	3,534,950
Constellation Brands, Inc.
08/01/2029	3.150%	998,000	924,842
General Mills, Inc.
01/30/2027	4.700%	726,000	726,549
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,350,958
Mars, Inc.(a)
04/20/2028	4.550%	2,290,000	2,277,596
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,434,168
Total			17,774,546
Health Care 1.2%
CVS Health Corp.
07/20/2045	5.125%	2,031,000	1,778,211
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,755,121
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,751,777
Total			11,285,109
Healthcare Insurance 1.8%
Aetna, Inc.
11/15/2042	4.125%	357,000	283,790
08/15/2047	3.875%	285,000	210,521
Centene Corp.
10/15/2030	3.000%	8,880,000	7,690,767
03/01/2031	2.500%	1,358,000	1,135,844
UnitedHealth Group, Inc.
04/15/2031	4.900%	1,711,000	1,719,857
04/15/2034	5.000%	4,428,000	4,408,218
07/15/2064	5.750%	900,000	917,050
Total			16,366,047
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	526,655
10/01/2054	6.050%	640,000	619,399
Total			1,146,054
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,618,587
Life Insurance 0.3%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,528,635
04/12/2029	5.250%	1,090,000	1,109,979
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	333,327
Total			2,971,941
Media and Entertainment 0.5%
Warnermedia Holdings, Inc.
03/15/2052	5.141%	393,000	295,967
03/15/2062	5.391%	5,837,000	4,368,841
Total			4,664,808
Midstream 0.7%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,929,576
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,297,314
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	594,148
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	2,346,000	1,994,361
Western Midstream Operating LP
01/15/2029	6.350%	696,000	724,387
Total			6,539,786
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	918,108
Pharmaceuticals 2.4%
AbbVie, Inc.
03/15/2029	4.800%	9,667,000	9,735,825
Amgen, Inc.
03/02/2063	5.750%	2,961,000	2,961,702
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,256,787
Total			21,954,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,360,650
Retailers 0.3%
Lowe’s Companies, Inc.
04/01/2062	4.450%	3,074,000	2,452,930
09/15/2062	5.800%	329,000	328,933
Total			2,781,863
Supermarkets 0.3%
Kroger Co. (The)
09/15/2029	4.650%	2,365,000	2,365,069
Technology 0.6%
Broadcom, Inc.(a)
11/15/2036	3.187%	3,417,000	2,769,706
Intel Corp.
03/25/2050	4.750%	1,120,000	913,388
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	184,365
01/15/2033	5.000%	1,254,000	1,234,290
Total			5,101,749
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	144,875
05/01/2028	4.600%	3,769,000	3,758,696
Total			3,903,571
Wireless 0.6%
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	5,373,163
Total Corporate Bonds & Notes (Cost $193,899,564)			188,922,943

Residential Mortgage-Backed Securities - Agency 37.0%

Fannie Mae REMICS(b),(i)
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.029%	10,309,988	1,149,095
Federal Home Loan Mortgage Corp.(j)
06/01/2043	4.000%	991,520	944,859
05/01/2052	3.000%	8,314,381	7,234,191
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	14,489,656	12,179,147
02/01/2052	3.000%	5,664,079	4,891,520
06/01/2052	3.500%	10,560,062	9,495,856
08/01/2052	4.000%	12,453,496	11,648,914
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2052- 02/01/2053	4.500%	11,682,434	11,155,913
09/01/2052	5.000%	3,705,697	3,645,687
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.079%	1,670,229	187,275
Federal Home Loan Mortgage Corp.(i)
CMO Series 5162 Class IA
11/25/2051	3.000%	7,562,831	1,145,080
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.876%	7,584,119	799,865
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,152,316	1,097,739
05/01/2043- 05/01/2052	3.500%	29,522,686	26,546,452
02/01/2048- 08/01/2052	4.000%	32,791,317	30,703,298
01/01/2052	2.500%	9,311,892	7,783,095
09/01/2052- 09/01/2053	5.000%	20,827,897	20,420,973
Federal National Mortgage Association(j)
07/01/2038	6.000%	458,651	475,890
01/01/2040	5.500%	549,536	553,923
08/01/2040	4.500%	893,532	863,869
10/01/2042	3.000%	1,321,085	1,177,806
07/01/2045- 02/01/2046	3.500%	1,585,258	1,442,440
11/01/2045	4.000%	474,166	444,304
Federal National Mortgage Association(b),(i)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.029%	619,552	68,099
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.029%	1,478,697	142,932
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.679%	1,758,092	121,930
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.179%	701,136	86,159
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.129%	632,826	75,447
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.179%	1,295,385	157,147
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.229%	858,537	105,574
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.179%	1,051,621	124,093
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.079%	2,490,233	281,444
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.079%	965,638	129,356
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.079%	1,523,965	179,617
Federal National Mortgage Association(i)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,651,288	1,809,045
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.179%	10,674,516	1,270,577
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.079%	6,478,413	694,435
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.079%	16,927,372	1,952,640
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.109%	10,667,170	1,115,770
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	13,826,879	1,608,864
CMO Series 5287 Class NI
05/25/2051	3.500%	6,920,387	1,378,464
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	4.875%	692	689
Government National Mortgage Association(j)
04/20/2048	4.500%	610,227	590,780
Government National Mortgage Association(b),(i)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	0.836%	16,170,544	1,560,241
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	0.786%	2,206,866	204,490
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.326%	755,137	81,568
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.326%	923,336	116,030
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.326%	399,652	46,506
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.276%	561,116	70,261
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.326%	533,258	63,907
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.326%	680,709	78,637
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.376%	874,376	89,770
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.326%	717,805	80,033
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.326%	1,318,905	167,574
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.276%	1,138,588	129,369
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.326%	696,112	77,273
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.326%	770,387	84,776
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.126%	1,071,321	117,254
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.276%	784,010	86,774
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.276%	794,168	90,254
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.176%	819,101	97,576
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	1.176%	11,224,273	1,436,019
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.276%	780,463	91,168
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.276%	1,849,169	240,549
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.226%	4,515,022	563,277
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	1.176%	17,311,477	1,905,256
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.426%	9,999,881	1,370,947
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.176%	633,599	75,188
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.176%	7,133,139	763,242
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.276%	1,087,980	124,357
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	1.126%	27,356,107	3,493,506
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.226%	11,260,676	1,307,469
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.176%	9,857,486	1,181,775
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.176%	10,854,115	1,262,261
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.176%	11,711,182	1,342,658
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.176%	19,913,749	2,118,239
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.960%	9,788,654	829,378
Government National Mortgage Association(i)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	6,067,083	961,504
CMO Series 2020-175 Class KI
11/20/2050	2.500%	17,961,151	2,560,182
CMO Series 2020-191 Class UG
12/20/2050	3.500%	6,409,952	1,105,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,393,413	1,163,517
CMO Series 2021-139 Class IC
08/20/2051	3.000%	16,830,052	2,843,912
CMO Series 2021-16 Class KI
01/20/2051	2.500%	8,512,387	1,257,211
Government National Mortgage Association TBA(c)
11/20/2054	4.500%	10,000,000	9,544,278
Uniform Mortgage-Backed Security TBA(c)
11/18/2039- 11/14/2054	3.000%	41,078,000	35,534,543
11/18/2039- 11/14/2054	3.500%	9,000,000	8,279,270
11/18/2039- 11/14/2054	4.000%	38,000,000	35,363,244
11/14/2054	4.500%	17,000,000	16,138,187
11/14/2054	5.000%	9,500,000	9,230,492
11/14/2054	6.000%	27,000,000	27,172,118
Total Residential Mortgage-Backed Securities - Agency (Cost $351,374,287)			340,381,850

Residential Mortgage-Backed Securities - Non-Agency 20.5%

Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,683,517
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,553,637	1,440,304
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,524,041	2,986,445
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	266,027	264,256
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	123,773	119,277
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,447,480
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,328,306
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,429,604	1,315,511
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	397,750	390,686
CMO Series 2019-3 Class A3
11/25/2059	3.135%	579,578	569,495
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	1,303,608	1,267,633
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,280,335	3,280,335
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,776,866	3,559,156
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,384,968	3,254,133
CMO Series 2022-3 Class A1
05/25/2067	5.000%	3,144,661	3,142,554
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	3,297,274	3,334,312
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	200,991	197,531
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,451,404	2,014,363
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,273,287
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.957%	4,000,000	4,154,812
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,661,988	2,357,531
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,746,047	2,283,655
Cross Mortgage Trust(a),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	3,250,000	3,248,063
CSMC Trust(a),(f)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	7,609,775	7,711,218
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,262,734	2,901,336
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,897,920	2,439,238
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	3,322,000	3,205,813
CMO Series 2021-1 Class A2
05/25/2065	0.973%	438,760	409,899
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	521,445
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.707%	3,000,000	3,033,313
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.007%	1,347,043	1,361,435
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.257%	3,800,000	3,885,797
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,708,498	1,611,769
GCAT Trust(a),(f)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,258,128	2,100,220
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,925,280	3,693,075
GS Mortgage-Backed Securities Corp. Trust(a),(f)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,969,745	1,754,927
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.707%	289,899	290,345
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,565,939	4,447,768
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,541,506	1,324,738
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,700,870	1,697,214
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	1,886,866	1,870,479
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,375,960
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,199,713
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	3,365,136	3,130,214
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,346,057	1,251,513
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,009,543	940,999
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,045,675	1,783,894
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	5,255,085	5,254,914
MFRA Trust(a),(f)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	169,489	161,737
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	264,233	252,282
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	4,932,174	4,719,576
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,979,915	1,939,023
OBX Trust(a),(h)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	2,100,000	2,099,997
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	5,919,888	5,959,029
CMO Series 2021-3 Class A1
04/25/2026	4.867%	1,103,811	1,091,070
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	1,075,457	1,060,806
PRET LLC(a),(c),(h)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,150,000	3,149,995
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,299,991	2,288,378
PRKCM Trust(a),(f)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,648,804	3,934,108
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,085,325
PRPM LLC(a),(h)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,011,667	2,750,265
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,422,988
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,701,587
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,501,528
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	3,167	3,147
Stanwich Mortgage Loan Co. LLC(a),(h)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	208,405	208,200
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,891,850	1,835,754
CMO Series 2020-2 Class A3
04/25/2060	3.000%	3,193,832	3,164,486
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,437,059
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,445,558
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	2,425,534	2,277,227
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	918,085	862,034
CMO Series 2021-3 Class A1
06/25/2056	1.127%	732,571	617,377
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,240,110
TRK Trust(a),(f)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	4,757,980	4,158,554
Vendee Mortgage Trust(f),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	268,037	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	340,467	0
Verus Securitization Trust(a),(f)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	166,740	164,479
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,426,047	2,870,031
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(h)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	541,092	528,200
CMO Series 2020-4 Class A3
05/25/2065	3.321%	945,513	921,170
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	845,985	798,439
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,705,566	1,551,345
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $198,578,000)			188,310,742

U.S. Treasury Obligations 3.5%

U.S. Treasury
03/31/2028	1.250%	8,000,000	7,267,500
07/31/2028	1.000%	8,000,000	7,130,625
11/30/2028	1.500%	10,120,000	9,117,488
05/15/2030	0.625%	10,980,000	9,061,931
Total U.S. Treasury Obligations (Cost $33,051,236)			32,577,544

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $1,726,500)	1,159,602

Put Option Contracts Purchased 0.0%

(Cost $122,751)	33,425

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(k),(l)	71,458,537	71,444,246
Total Money Market Funds (Cost $71,432,502)		71,444,246
Total Investments in Securities (Cost: $1,113,012,377)		1,082,312,269
Other Assets & Liabilities, Net		(161,761,705)
Net Assets		920,550,564
At October 31, 2024, securities and/or cash totaling $9,082,741 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	454	12/2024	USD	50,152,813	—	(999,968)
U.S. Treasury 2-Year Note	750	12/2024	USD	154,458,984	—	(1,155,824)
U.S. Treasury Ultra Bond	185	12/2024	USD	23,240,625	—	(1,555,277)
Total					—	(3,711,069)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(151)	12/2024	USD	(17,813,281)	942,557	—
U.S. Treasury 5-Year Note	(120)	12/2024	USD	(12,868,125)	4,891	—
Total					947,448	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.80	04/10/2025	307,000	250,020
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.75	11/29/2024	792,500	268,668
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	4.00	05/07/2025	627,000	640,914
Total							1,726,500	1,159,602

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,751	33,425
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $448,991,436, which represents 48.77% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $2,199,900, which represents 0.24% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2024.

(g)	Non-income producing investment.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	40,621,517	252,823,057	(222,007,680)	7,352	71,444,246	547	1,744,585	71,458,537
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	211,973,146	2,199,900	214,173,046
Commercial Mortgage-Backed Securities - Agency	—	966,477	—	966,477
Commercial Mortgage-Backed Securities - Non-Agency	—	44,339,779	—	44,339,779
Common Stocks
Consumer Staples	—	20	—	20
Energy	100	—	—	100
Financials	2,495	—	—	2,495
Total Common Stocks	2,595	20	—	2,615
Corporate Bonds & Notes	—	188,922,943	—	188,922,943
Residential Mortgage-Backed Securities - Agency	—	340,381,850	—	340,381,850
Residential Mortgage-Backed Securities - Non-Agency	—	185,030,407	3,280,335	188,310,742
U.S. Treasury Obligations	—	32,577,544	—	32,577,544
Call Option Contracts Purchased	—	1,159,602	—	1,159,602
Put Option Contracts Purchased	—	33,425	—	33,425
Money Market Funds	71,444,246	—	—	71,444,246
Total Investments in Securities	71,446,841	1,005,385,193	5,480,235	1,082,312,269
Investments in Derivatives
Asset
Futures Contracts	947,448	—	—	947,448
Liability
Futures Contracts	(3,711,069)	—	—	(3,711,069)
Total	68,683,220	1,005,385,193	5,480,235	1,079,548,648
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,039,730,624)	$1,009,674,996
Affiliated issuers (cost $71,432,502)	71,444,246
Option contracts purchased (cost $1,849,251)	1,193,027
Cash collateral held at broker for:
TBA	1,895,000
Receivable for:
Investments sold	357,500
Capital shares sold	3,308,452
Dividends	303,788
Interest	4,236,127
Variation margin for futures contracts	42,594
Expense reimbursement due from Investment Manager	3,695
Prepaid expenses	7,852
Deferred compensation of board members	239,529
Other assets	25,298
Total assets	1,092,732,104
Liabilities
Due to custodian	25,077
Payable for:
Investments purchased	5,373,831
Investments purchased on a delayed delivery basis	162,497,588
Capital shares redeemed	357,451
Distributions to shareholders	3,375,623
Variation margin for futures contracts	159,142
Management services fees	12,481
Distribution and/or service fees	668
Transfer agent fees	18,668
Compensation of chief compliance officer	78
Compensation of board members	1,055
Other expenses	38,943
Deferred compensation of board members	320,935
Total liabilities	172,181,540
Net assets applicable to outstanding capital stock	$920,550,564
Represented by
Paid in capital	1,110,498,647
Total distributable earnings (loss)	(189,948,083)
Total - representing net assets applicable to outstanding capital stock	$920,550,564
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024 (Unaudited)
Class A
Net assets	$98,359,966
Shares outstanding	3,334,848
Net asset value per share	$29.49
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.96
Advisor Class
Net assets	$7,596,696
Shares outstanding	257,890
Net asset value per share	$29.46
Institutional Class
Net assets	$80,363,303
Shares outstanding	2,724,897
Net asset value per share	$29.49
Institutional 2 Class
Net assets	$33,882,971
Shares outstanding	1,151,920
Net asset value per share	$29.41
Institutional 3 Class
Net assets	$692,921,736
Shares outstanding	23,444,530
Net asset value per share	$29.56
Class S
Net assets	$7,425,892
Shares outstanding	251,790
Net asset value per share	$29.49
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30
Dividends — affiliated issuers	1,744,585
Interest	20,087,308
Interfund lending	7,957
Total income	21,839,880
Expenses:
Management services fees	2,250,994
Distribution and/or service fees
Class A	116,570
Transfer agent fees
Class A	48,759
Advisor Class	1,202
Institutional Class	41,847
Institutional 2 Class	8,699
Institutional 3 Class	17,887
Class S	518
Custodian fees	15,562
Printing and postage fees	14,384
Registration fees	49,355
Accounting services fees	21,194
Legal fees	9,569
Interest on collateral	52,267
Compensation of chief compliance officer	78
Compensation of board members	10,026
Deferred compensation of board members	7,504
Other	13,630
Total expenses	2,680,045
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(669,555)
Expense reduction	(400)
Total net expenses	2,010,090
Net investment income	19,829,790
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,378,206
Investments — affiliated issuers	547
Futures contracts	2,944,370
Option contracts purchased	(169,150)
Option contracts written	92,853
Net realized gain	6,246,826
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,973,765
Investments — affiliated issuers	7,352
Futures contracts	(2,221,297)
Option contracts purchased	(272,214)
Net change in unrealized appreciation (depreciation)	25,487,606
Net realized and unrealized gain	31,734,432
Net increase in net assets resulting from operations	$51,564,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$19,829,790	$40,814,865
Net realized gain (loss)	6,246,826	(37,055,569)
Net change in unrealized appreciation (depreciation)	25,487,606	(6,688,801)
Net increase (decrease) in net assets resulting from operations	51,564,222	(2,929,505)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,893,740)	(3,410,555)
Advisor Class	(51,588)	(51,277)
Class C	—	(118,311)
Institutional Class	(1,726,670)	(3,509,174)
Institutional 2 Class	(687,821)	(1,100,547)
Institutional 3 Class	(15,342,747)	(32,878,457)
Class R	—	(9,099)
Class S	(23,908)	—
Class V	—	(136,223)
Total distributions to shareholders	(19,726,474)	(41,213,643)
Increase (decrease) in net assets from capital stock activity	42,860,323	(73,267,843)
Total increase (decrease) in net assets	74,698,071	(117,410,991)
Net assets at beginning of period	845,852,493	963,263,484
Net assets at end of period	$920,550,564	$845,852,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	465,816	13,957,086	953,801	27,481,020
Distributions reinvested	57,052	1,689,559	103,547	2,982,364
Shares redeemed	(262,645)	(7,785,322)	(615,341)	(17,676,807)
Net increase	260,223	7,861,323	442,007	12,786,577
Advisor Class
Shares sold	220,816	6,722,434	12,809	372,143
Distributions reinvested	1,739	51,405	1,770	50,909
Shares redeemed	(5,456)	(160,280)	(12,977)	(374,474)
Net increase	217,099	6,613,559	1,602	48,578
Class C
Shares sold	—	—	41,836	1,210,104
Distributions reinvested	—	—	3,776	108,636
Shares redeemed	—	—	(165,970)	(4,755,377)
Net decrease	—	—	(120,358)	(3,436,637)
Institutional Class
Shares sold	1,162,759	34,567,255	1,128,798	32,693,971
Distributions reinvested	53,410	1,583,255	113,015	3,254,566
Shares redeemed	(823,210)	(24,624,634)	(1,927,920)	(55,039,087)
Net increase (decrease)	392,959	11,525,876	(686,107)	(19,090,550)
Institutional 2 Class
Shares sold	432,014	12,877,036	811,991	23,579,785
Distributions reinvested	23,246	687,392	38,261	1,100,349
Shares redeemed	(301,657)	(8,823,298)	(913,447)	(26,211,008)
Net increase (decrease)	153,603	4,741,130	(63,195)	(1,530,874)
Institutional 3 Class
Shares sold	709,438	21,168,084	3,968,117	115,627,851
Distributions reinvested	284,580	8,442,786	669,145	19,287,823
Shares redeemed	(840,430)	(25,066,934)	(6,575,880)	(191,397,936)
Net increase (decrease)	153,588	4,543,936	(1,938,618)	(56,482,262)
Class R
Shares sold	—	—	1,980	57,285
Distributions reinvested	—	—	302	8,698
Shares redeemed	—	—	(10,602)	(307,947)
Net decrease	—	—	(8,320)	(241,964)
Class S
Shares sold	257,112	7,733,967	—	—
Distributions reinvested	808	23,841	—	—
Shares redeemed	(6,130)	(183,309)	—	—
Net increase	251,790	7,574,499	—	—
Class V
Shares sold	—	—	769	22,313
Distributions reinvested	—	—	3,312	94,239
Shares redeemed	—	—	(189,742)	(5,437,263)
Net decrease	—	—	(185,661)	(5,320,711)
Total net increase (decrease)	1,429,262	42,860,323	(2,558,650)	(73,267,843)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

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Columbia Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$28.40	0.61	1.09	1.70	(0.61)	—	(0.61)
Year Ended 4/30/2024	$29.78	1.20	(1.36)	(0.16)	(1.22)	—	(1.22)
Year Ended 4/30/2023	$31.39	0.93	(1.62)	(0.69)	(0.92)	—	(0.92)
Year Ended 4/30/2022	$35.38	0.50	(4.00)	(3.50)	(0.49)	—	(0.49)
Year Ended 4/30/2021(e)	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Year Ended 4/30/2020(e)	$33.84	0.88	1.48	2.36	(0.88)	(0.44)	(1.32)
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$28.37	0.64	1.09	1.73	(0.64)	—	(0.64)
Year Ended 4/30/2024	$29.74	1.27	(1.35)	(0.08)	(1.29)	—	(1.29)
Year Ended 4/30/2023	$31.34	0.94	(1.54)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.33	0.58	(4.00)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(e)	$34.83	0.79	1.38	2.17	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020(e)	$33.80	0.96	1.47	2.43	(0.96)	(0.44)	(1.40)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$28.40	0.65	1.08	1.73	(0.64)	—	(0.64)
Year Ended 4/30/2024	$29.78	1.27	(1.36)	(0.09)	(1.29)	—	(1.29)
Year Ended 4/30/2023	$31.38	1.01	(1.61)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.37	0.59	(4.01)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(e)	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020(e)	$33.83	0.96	1.49	2.45	(0.96)	(0.44)	(1.40)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$28.32	0.65	1.09	1.74	(0.65)	—	(0.65)
Year Ended 4/30/2024	$29.70	1.29	(1.37)	(0.08)	(1.30)	—	(1.30)
Year Ended 4/30/2023	$31.30	1.06	(1.64)	(0.58)	(1.02)	—	(1.02)
Year Ended 4/30/2022	$35.28	0.61	(3.99)	(3.38)	(0.60)	—	(0.60)
Year Ended 4/30/2021(e)	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Year Ended 4/30/2020(e)	$33.74	1.00	1.48	2.48	(1.00)	(0.44)	(1.44)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$28.46	0.66	1.10	1.76	(0.66)	—	(0.66)
Year Ended 4/30/2024	$29.84	1.31	(1.37)	(0.06)	(1.32)	—	(1.32)
Year Ended 4/30/2023	$31.45	1.04	(1.61)	(0.57)	(1.04)	—	(1.04)
Year Ended 4/30/2022	$35.45	0.63	(4.01)	(3.38)	(0.62)	—	(0.62)
Year Ended 4/30/2021(e)	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
Year Ended 4/30/2020(e)	$33.90	1.00	1.53	2.53	(1.04)	(0.44)	(1.48)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$29.49	5.98%	0.89% (c)	0.74% (c),(d)	4.07%	121%	$98,360
Year Ended 4/30/2024	$28.40	(0.53% )	0.90% (c)	0.75% (c),(d)	4.15%	262%	$87,324
Year Ended 4/30/2023	$29.78	(2.12% )	0.91% (c)	0.77% (c),(d)	3.10%	260%	$78,406
Year Ended 4/30/2022	$31.39	(10.02% )	0.90% (c)	0.77% (c),(d)	1.44%	224%	$81,291
Year Ended 4/30/2021 (e)	$35.38	5.96%	0.91% (c)	0.77% (c),(d)	1.92%	227%	$99,681
Year Ended 4/30/2020 (e)	$34.88	7.05%	0.97%	0.80% (d)	2.50%	229%	$75,375
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$29.46	6.12%	0.65% (c)	0.49% (c),(d)	4.33%	121%	$7,597
Year Ended 4/30/2024	$28.37	(0.25% )	0.65% (c)	0.50% (c),(d)	4.40%	262%	$1,157
Year Ended 4/30/2023	$29.74	(1.85% )	0.66% (c)	0.52% (c),(d)	3.11%	260%	$1,166
Year Ended 4/30/2022	$31.34	(9.81% )	0.65% (c)	0.52% (c),(d)	1.70%	224%	$3,475
Year Ended 4/30/2021 (e)	$35.33	6.20%	0.66% (c)	0.52% (c),(d)	2.19%	227%	$2,123
Year Ended 4/30/2020 (e)	$34.83	7.32%	0.71%	0.55% (d)	2.74%	229%	$1,676
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$29.49	6.11%	0.64% (c)	0.50% (c),(d)	4.32%	121%	$80,363
Year Ended 4/30/2024	$28.40	(0.28% )	0.65% (c)	0.50% (c),(d)	4.39%	262%	$66,225
Year Ended 4/30/2023	$29.78	(1.84% )	0.66% (c)	0.52% (c),(d)	3.37%	260%	$89,875
Year Ended 4/30/2022	$31.38	(9.80% )	0.65% (c)	0.52% (c),(d)	1.69%	224%	$76,311
Year Ended 4/30/2021 (e)	$35.37	6.19%	0.66% (c)	0.52% (c),(d)	2.18%	227%	$80,542
Year Ended 4/30/2020 (e)	$34.88	7.32%	0.72%	0.55% (d)	2.76%	229%	$68,640
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$29.41	6.15%	0.59% (c)	0.44% (c)	4.37%	121%	$33,883
Year Ended 4/30/2024	$28.32	(0.23% )	0.59% (c)	0.44% (c)	4.45%	262%	$28,277
Year Ended 4/30/2023	$29.70	(1.78% )	0.59% (c)	0.45% (c)	3.58%	260%	$31,528
Year Ended 4/30/2022	$31.30	(9.74% )	0.58% (c)	0.45% (c)	1.76%	224%	$12,075
Year Ended 4/30/2021 (e)	$35.28	6.24%	0.60% (c)	0.45% (c)	2.23%	227%	$10,058
Year Ended 4/30/2020 (e)	$34.78	7.55%	0.62%	0.46%	2.83%	229%	$6,038
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$29.56	6.19%	0.54% (c)	0.40% (c)	4.42%	121%	$692,922
Year Ended 4/30/2024	$28.46	(0.16% )	0.54% (c)	0.39% (c)	4.51%	262%	$662,870
Year Ended 4/30/2023	$29.84	(1.74% )	0.54% (c)	0.40% (c)	3.47%	260%	$752,943
Year Ended 4/30/2022	$31.45	(9.70% )	0.53% (c)	0.40% (c)	1.81%	224%	$836,474
Year Ended 4/30/2021 (e)	$35.45	6.31%	0.55% (c)	0.40% (c)	2.22%	227%	$925,195
Year Ended 4/30/2020 (e)	$34.95	7.47%	0.57%	0.40%	2.91%	229%	$265,665
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 10/31/2024 (Unaudited)(f)	$30.49	0.10	(1.00)(g)	(0.90)	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2024	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Class A	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class S	0.02%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 10/31/2024 (Unaudited)(f)	$29.49	(2.96% )	0.65% (c)	0.51% (c)	4.81%	121%	$7,426
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	947,448 *
Interest rate risk	Investments, at value — Option contracts purchased	1,193,027
Total		2,140,475

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,711,069 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	2,944,370	(169,150)	92,853	2,868,073

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Total ($)
Interest rate risk	(2,221,297)	(272,214)	(2,493,511)

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	283,837,618
Futures contracts — short	19,051,335

Derivative instrument	Average value ($)
Option contracts purchased	2,050,286
Option contracts written	(24,764)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2024:
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Call option contracts purchased	250,020	909,582	1,159,602
Put option contracts purchased	33,425	-	33,425
Total assets	283,445	909,582	1,193,027
Total financial and derivative net assets	283,445	909,582	1,193,027
Total collateral received (pledged) (a)	283,445	909,582	1,193,027
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2024 was 0.50% of the Fund’s average daily net assets.
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $400.

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	88,107

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.74	0.74
Advisor Class	0.49	0.49
Institutional Class	0.49	0.49
Institutional 2 Class	0.43	0.44
Institutional 3 Class	0.39	0.39
Class S	0.49	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,113,012,000	10,066,000	(43,529,000)	(33,463,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(75,862,130)	(87,154,971)	(163,017,101)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,173,538,980 and $1,161,035,439, respectively, for the six months ended October 31, 2024, of which $947,529,480 and $949,988,146, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,971,429	5.87	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2024, one unaffiliated shareholder of record owned 36.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 46.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Bond Fund  | 2024

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Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024